Financial Assets - Investments FVTPL - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value through Profit or Loss
Disclosure Of Financial Assets [Line Items]
Investment measured at fair value through profit or loss	€ 1,084	€ 760
Investment in Biologix Partners LP
Disclosure Of Financial Assets [Line Items]
Financial assets investment	€ 1,024	€ 745